Variable Interest Entity (Tables)	12 Months Ended
Dec. 29, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Intercompany Balances That Were Eliminated in Consolidation

The table below presents the assets and liabilities (including intercompany balances that were eliminated in consolidation) of Ovabrite as of December 30, 2018 and December 29, 2019:

	December 30, 2018	December 29, 2019
Assets
Current assets:
Cash and cash equivalents	$2	$716
Accounts receivable	—	255

Total assets	$2	$971

Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Equity
Current liabilities:
Accounts payable	$—	$8
Accrued liabilities	76	206

Total current liabilities	76	214

Note payable to related party	121	—

Total liabilities	197	214

Redeemable convertible preferred stock	677	677
Stockholders’ equity:
Common stock	1	1
Stockholders’ (deficit) equity	(873)	79

Total stockholders’ (deficit) equity	$(872)	$80

Total liabilities, redeemable convertible preferred stock and stockholders’ equity	$2	$971

The table below presents the results of operations (including intercompany balances that are eliminated in consolidation) for Ovabrite for the years ended December 31, 2017, December 30, 2018 and December 29, 2019:

	Year Ended
	December 31, 2017	December 30, 2018	December 29, 2019
Operating expenses:
Selling, general and administrative	$218	$190	$153

Total operating expenses	218	190	153

Loss from operations	(218)	(190)	(153)

Other (expense) income, net:
Interest expense	(7)	(2)	—
Other income	—	—	1,200

Total other (expense) income, net	(7)	(2)	1,200

Net (loss) income before income taxes	(225)	(192)	1,047
Provision for income taxes	—	—	120

Net (loss) income	$(225)	$(192)	$927

Schedule of Redeemable Noncontrolling Interests

The following table presents a rollforward of the redeemable noncontrolling interests:

Redeemable Noncontrolling Interest
Balance as of December 31, 2017	$150
Issuance of noncontrolling interest	25

Balance as of December 30, 2018	$175

Issuance of noncontrolling interest	—

Balance as of December 29, 2019	$175